UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:        8/31

Date of reporting period:      8/31/17

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2017

Investor Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

18 Financial Statements

20 Notes to Financial Statements

27 Financial Highlights

28 Auditor’s Report

29 Fund Expenses

30 Approval of Investment Advisory and Sub-Advisory Contracts

32 Tax Information

33 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier[1]	1 - 37 days	33 days	46 days	$30.1 million
Premier U.S. Government Money[2]	19 - 52 days	19 days	102 days	38.8 million
Premier Tax-Exempt[3]	6 - 21 days	19 days	19 days	10.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/17				The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
	Premier Portfolio 2-7, 10-11, 14-16	Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	46.8%	57.7%	94.3%
8 - 30	6.3	2.1	0.0
31 - 60	16.9	3.6	2.0
61 - 90	12.8	0.6	0.0
91 - 180	13.7	9.5	0.0
181+	3.5	26.5	3.7

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

5                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)                                                                                                                   continued on page 6

continued from page 5

8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
9	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
10	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
11	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
12	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
13	Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.
14	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
16	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

			Repurchase Amount
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	18,000,630	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	$15,000,525	$15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.26%
Federal Farm Credit Bank (FFCB)–2.80%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$8,000	$7,996,652
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	10/02/2017	5,000	4,999,809
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	52,500	52,492,339
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.27%	03/22/2018	9,565	9,562,242
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.26%	12/08/2017	4,500	4,499,408
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	01/02/2018	12,375	12,376,229
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.27%	04/09/2018	6,200	6,198,094
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	04/16/2018	6,765	6,766,072
Unsec. Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	11/07/2017	5,000	5,000,240
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(a)	1.33%	10/03/2018	3,000	3,007,401
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	5,000	5,001,264
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	18,865	18,873,164
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	25,000	25,000,000
				161,772,914

Federal Home Loan Bank (FHLB)–28.46%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	07/23/2018	56,000	56,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	83,000	83,000,179
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	50,000	50,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	20,000	20,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	10,000	10,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	55,000	54,999,858
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	55,000	55,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	40,000	40,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	7,000	6,999,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	$40,000	$39,998,694
Unsec. Disc. Notes(b)	0.95%	10/13/2017	50,000	49,944,583
Unsec. Global Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	09/05/2017	20,000	20,000,001
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/05/2017	18,000	17,999,782
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	20,000	20,006,207
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	20,000	20,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	35,000	35,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.08%)(a)	1.24%	10/27/2017	23,000	23,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.09%)(a)	1.22%	11/02/2017	8,300	8,300,522
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	9,100	9,099,487
Unsec. Global Bonds (3 mo. USD LIBOR — 0.14%)(a)	1.17%	02/08/2018	4,000	4,003,305
Unsec. Global Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.12%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.09%	04/11/2018	250,000	250,013,238
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	50,000	50,001,986
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/14/2018	80,000	79,977,462
Unsec. Global Bonds (3 mo. USD LIBOR)(a)	1.22%	03/08/2018	4,000	4,000,000
				1,642,344,959

Federal Home Loan Mortgage Corp. (FHLMC)–1.45%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	20,000	19,937,914
Unsec. Global Notes (3 mo. USD LIBOR + 0.02%)(a)	1.24%	03/08/2018	26,800	26,849,728
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	10,000	10,000,000
Unsec. Global Notes (3 mo. USD LIBOR — 0.25%)(a)	1.06%	07/24/2018	9,800	9,800,000
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	1.32%	10/15/2045	17,034	17,034,412
				83,622,054

Federal National Mortgage Association (FNMA)–0.23%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	5,000	4,999,889
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	5,000	4,999,720
Unsec. Notes (3 mo. USD LIBOR — 0.05%)(a)	1.23%	03/21/2018	3,075	3,079,702
				13,079,311

Overseas Private Investment Corp. (OPIC)–1.32%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.11%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.11%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.10%	12/15/2019	8,280	8,280,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.04%	09/15/2020	45,800	45,800,000
				76,080,000
Total U.S. Government Sponsored Agency Securities (Cost $1,976,899,238)				1,976,899,238

U.S. Treasury Securities–6.22%
U.S. Treasury Bills–5.70%(b)
U.S. Treasury Bills	1.08%	01/02/2018	4,000	3,985,513
U.S. Treasury Bills	1.07%	01/02/2018	31,000	30,888,152
U.S. Treasury Bills	1.13%	01/04/2018	125,000	124,511,719
U.S. Treasury Bills	1.11%	01/18/2018	50,000	49,786,674
U.S. Treasury Bills	1.14%	01/25/2018	70,000	69,679,205
U.S. Treasury Bills	1.14%	02/01/2018	50,000	49,759,875
				328,611,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$30,000	$29,998,518
Total U.S. Treasury Securities (Cost $358,609,656)				358,609,656
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–40.48% (Cost $2,335,508,894)				2,335,508,894

			Repurchase Amount
Repurchase Agreements–60.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	200,005,944	200,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	50,129,556	50,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	35,059,772	35,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	40,109,200	40,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S.Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	60,163,500	60,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2017, aggregate maturing value of $200,005,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.50%-6.50%; 02/01/2027-08/20/2047)	1.07%	09/01/2017	110,003,269	110,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	148,031,080	148,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	500,015,278	500,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	11,690,233	11,689,889
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S.Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	200,006,000	200,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $350,010,403 (collateralized by U.S. Treasury obligations valued at $357,000,047; 0%-2.38%; 03/01/2018-12/31/2022)	1.07%	09/01/2017	350,010,403	350,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	100,020,806	100,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $35,060,900 (collateralized by U.S. government sponsored agency obligations valued at $35,701,729; 2.13%-6.63%; 04/24/2026-11/15/2030)	1.08%	09/08/2017	35,060,900	35,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $50,000,000 (collateralized by U.S. government sponsored agency obligations valued at $51,004,662; 2.13%-3.75%; 03/27/2019-04/24/2026)	1.30%	10/02/2017	50,000,000	50,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%; 12/31/2017-08/15/2021)(e)	1.16%	10/02/2017	75,077,333	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	$225,047,388	$225,000,137
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	100,003,000	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	90,247,975	90,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(e)	1.10%	10/16/2017	65,057,597	65,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(e)	1.10%	10/19/2017	90,002,750	90,000,000
RBC Capital Markets LLC , joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(e)	1.16%	10/31/2017	280,000,000	280,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	300,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $75,139,125 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $76,500,000; 0%-3.38%; 09/21/2017-02/15/2046)	1.06%	09/18/2017	75,139,125	75,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	300,009,167	300,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $1,002,762 (collateralized by a domestic agency mortgage-backed security valued at $1,020,000; 3.50%; 07/01/2032)	1.13%	09/15/2017	1,002,762	1,000,000
Total Repurchase Agreements (Cost $3,490,690,026)				3,490,690,026
TOTAL INVESTMENTS IN SECURITIES(g)–100.98% (Cost $5,826,198,920)				5,826,198,920
OTHER ASSETS LESS LIABILITIES–(0.98)%				(56,415,180)
NET ASSETS–100.00%				$5,769,783,740

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.36%
Alabama–3.63%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$2,469	$2,469,000

Arizona–4.54%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	1,390	1,390,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,705	1,705,000
				3,095,000

California–2.94%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	705	705,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	1,300	1,300,000
				2,005,000

Colorado–2.01%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	170	170,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	04/01/2024	580	580,000
				1,367,000

District of Columbia–2.28%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	1,550	1,550,000

Florida–4.31%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	10/01/2021	635	635,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	1,500	1,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	245	245,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	555	555,000
				2,935,000

Georgia–6.83%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.90%	01/01/2029	800	800,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	150	150,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(d)	0.85%	08/01/2027	200	200,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.10%	12/01/2018	200	200,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	300	300,000
				4,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.15%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank, N.A.)(a)(b)(e)	0.90%	10/01/2017	$40	$40,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.92%	12/01/2039	920	920,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.20%	10/01/2024	1,100	1,100,000
				3,505,000

Indiana–6.18%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	855	855,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	1,265	1,265,000
				4,210,000

Louisiana–1.41%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	960	960,000

Maryland–2.69%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.80%	04/01/2035	1,835	1,835,000

Massachusetts–2.70%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,135	1,135,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	700	706,069
				1,841,069

Michigan–0.37%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.97%	07/01/2032	250	250,000

Minnesota–2.48%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	1,315	1,315,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	375	375,000
				1,690,000

Mississippi–1.86%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,270	1,270,000

Missouri–2.83%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	08/01/2038	1,745	1,745,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	180	180,000
				1,925,000

Nebraska–0.45%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	1.40%	10/01/2042	305	305,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–1.27%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	1.15%	11/01/2020	$750	$750,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	115	115,000
				865,000

New York–4.85%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	1,600	1,600,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	700	700,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.45%	11/01/2049	1,000	1,000,000
				3,300,000

North Carolina–3.28%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.73%	12/01/2021	250	250,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,035	1,035,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.83%	08/01/2020	950	950,000
				2,235,000

Ohio–1.94%
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.96%	01/01/2034	430	430,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.79%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	704	704,000
				1,324,000

Oregon–3.94%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.85%	07/01/2027	1,015	1,015,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.78%	08/01/2034	1,670	1,670,000
				2,685,000

Pennsylvania–4.62%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	11/01/2039	1,578	1,578,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	1.18%	11/01/2030	165	165,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	40	40,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	865	865,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.90%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.93%	08/01/2026	200	200,000
				3,148,000

South Carolina–1.95%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	1,325	1,325,000

Texas–21.44%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	1,780	1,780,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	$600	$600,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	0.80%	05/15/2034	1,700	1,700,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	1,400	1,400,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	1,915	1,915,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	915	915,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,505	1,505,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(d)	0.90%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.83%	05/01/2042	810	810,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,800	1,854,756
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	1,235	1,235,000
				14,604,756

Utah–2.13%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	1,450	1,450,000

Virginia–1.32%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	900	900,000

West Virginia–2.20%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	1,500	1,500,000

Wisconsin–0.76%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	520	520,000
TOTAL INVESTMENTS IN SECURITIES(f)(g)–102.36% (Cost $69,718,279)				69,718,825
OTHER ASSETS LESS LIABILITIES–(2.36)%				(1,606,751)
NET ASSETS–100.00%				$68,112,074

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.5%; other countries less than 5% each: 10.4%.
(d)	Security subject to the alternative minimum tax.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,470,000, which represented 2.16% of the Fund’s Net Assets.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.5%
Federal Home Loan Bank	5.5
U.S. Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2017

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$610,828,422	$2,335,508,894	$69,718,825
Repurchase agreements, at value	103,580,767	3,490,690,026	—
Cash	—	—	14,342
Receivable for:
Investments sold	—	—	265,000
Fund shares sold	18,217	1,176	1,768
Interest	334,959	2,986,058	50,056
Investment for trustee deferred compensation and retirement plans	—	1,006	—
Other assets	12	2,704	—
Total assets	714,762,377	5,829,189,864	70,049,991

Liabilities:
Payable for:
Investments purchased	—	54,873,665	1,854,590
Fund shares reacquired	257,018	1,972	50,000
Dividends	676,486	4,478,938	31,557
Accrued fees to affiliates	19	50,543	—
Accrued operating expenses	—	—	1,770
Trustee deferred compensation and retirement plans	—	1,006	—
Total liabilities	933,523	59,406,124	1,937,917
Net assets applicable to shares outstanding	$713,828,854	$5,769,783,740	$68,112,074

Net assets consist of:
Shares of beneficial interest	$713,414,138	$5,769,810,827	$68,140,107
Undistributed net investment income	292,338	146,332	166
Undistributed net realized gain (loss)	122,378	(173,419)	(28,745)
Net unrealized appreciation	—	—	546
	$713,828,854	$5,769,783,740	$68,112,074

Net Assets:
Investor Class	$30,054,405	$38,808,923	$10,815,336
Institutional Class	$683,734,300	$5,730,974,817	$57,296,738
Private Investment Class	$10,048	$—	$—
Personal Investment Class	$10,029	$—	$—
Reserve Class	$10,011	$—	$—
Resource Class	$10,061	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827	38,809,146	10,815,237
Institutional Class	683,339,721	5,731,030,082	57,296,210
Private Investment Class	10,042	—	—
Personal Investment Class	10,023	—	—
Reserve Class	10,005	—	—
Resource Class	10,055	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$714,409,189	$5,826,198,920	$69,718,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2017

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$8,720,201	$42,628,533	$554,259

Expenses:
Advisory fees	2,697,569	14,759,818	181,287
Distribution fees:
Private Investment Class	30	—	—
Personal Investment Class	55	—	—
Reserve Class	87	—	—
Resource Class	16	—	—
Total expenses	2,697,757	14,759,818	181,287
Less: Fees waived	(755,342)	(4,132,749)	(36,257)
Net expenses	1,942,415	10,627,069	145,030
Net investment income	6,777,786	32,001,464	409,229

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	122,378	(173,419)	—
Change in net unrealized appreciation of investment securities	—	—	546
Net increase in net assets resulting from operations	$6,900,164	$31,828,045	$409,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626	$32,001,464	$3,413,582	$409,229	$136,797
Net realized gain (loss)	122,378	157,791	(173,419)	33,012	—	2,006
Change in net unrealized appreciation	—	—	—	—	546	—
Net increase in net assets resulting from operations	6,900,164	24,910,417	31,828,045	3,446,594	409,775	138,803

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)	(211,884)	(42,204)	(65,444)	(9,695)
Institutional Class	(6,531,709)	(24,615,436)	(31,783,162)	(3,371,380)	(359,506)	(127,382)
Private Investment Class	(49)	—	—	—	—	—
Personal Investment Class	(29)	—	—	—	—	—
Reserve Class	(8)	—	—	—	—	—
Resource Class	(64)	—	—	—	—	—
Total distributions from net investment income	(6,777,786)	(24,752,626)	(31,995,046)	(3,413,584)	(424,950)	(137,077)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)	8,722,648	7,678,876	3,038,347	(313,864)
Institutional Class	(5,658,815,850)	(362,480,667)	3,179,390,640	1,154,155,494	(72,507,974)	14,795,289
Private Investment Class	10,042	—	—	—	—	—
Personal Investment Class	10,023	—	—	—	—	—
Reserve Class	10,005	—	—	—	—	—
Resource Class	10,055	—	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)	3,188,113,288	1,161,834,370	(69,469,627)	14,481,425
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)	3,187,946,287	1,161,867,380	(69,484,802)	14,483,151

Net assets:
Beginning of year	6,381,907,559	6,755,545,013	2,581,837,453	1,419,970,073	137,596,876	123,113,725
End of year*	$713,828,854	$6,381,907,559	$5,769,783,740	$2,581,837,453	$68,112,074	$137,596,876
* Includes accumulated undistributed net investment income	$292,338	$134,548	$146,332	$106,902	$166	$15,887

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Personal Investment Class, Private Investment Class,

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Reserve Class and Resource Class shares. Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Premier Portfolio and Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Premier Portfolio and Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of Premier Portfolio and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Premier Portfolio and Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$755,320
Premier U.S. Government Money Portfolio	4,132,749
Premier Tax-Exempt Portfolio	36,257

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Investor Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Premier Portfolio	$—	$—	$5	$0	$17	$0
Premier U.S. Government Money Portfolio	—	—	—	—	—	—
Premier Tax-Exempt Portfolio	—	—	—	—	—	—

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statements of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$797,414,724	$579,783,887	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	134,417,669	179,386,244	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017		2016
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Premier Portfolio	$6,777,786	$—	$24,752,626	$—
Premier U.S. Government Money Portfolio	31,995,046	—	3,413,584	—
Premier Tax-Exempt Portfolio	6,688	418,262	13,363	123,714

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation — Investment	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$414,716	$—	$—	$—	$713,414,138	$713,828,854
Premier U.S. Government Money Portfolio	151,522	—	(5,190)	(173,419)	5,769,810,827	5,769,783,740
Premier Tax-Exempt Portfolio	166	546	—	(28,745)	68,140,107	68,112,074

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	173,419	173,419
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$157,790	$(157,790)	$—
Premier U.S. Government Money Portfolio	33,012	(33,012)	—
Premier Tax-Exempt Portfolio	—	—	—

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	32,690,999	$32,690,999	21,635,941	$21,635,941
Institutional Class	33,452,116,722	33,452,116,722	9,427,082,194	9,427,082,194

Issued as reinvestment of dividends:
Investor Class	209,942	209,942	42,037	42,037
Institutional Class	8,390,271	8,390,271	1,182,764	1,182,764

Reacquired:
Investor Class	(24,178,293)	(24,178,293)	(13,999,102)	(13,999,102)
Institutional Class	(30,281,116,353)	(30,281,116,353)	(8,274,109,464)	(8,274,109,464)
Net increase in share activity	3,188,113,288	$3,188,113,288	1,161,834,370	$1,161,834,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	17,282,087	$17,284,404	3,766,592	$3,766,592
Institutional Class	120,080,047	120,092,099	207,511,378	207,511,378

Issued as reinvestment of dividends:
Investor Class	65,106	65,106	9,676	9,676
Institutional Class	319,276	319,276	64,077	64,077

Reacquired:
Investor Class	(14,311,163)	(14,311,163)	(4,090,132)	(4,090,132)
Institutional Class	(192,919,349)	(192,919,349)	(192,780,166)	(192,780,166)
Net increase (decrease) in share activity	(69,483,996)	$(69,469,627)	14,481,425	$14,481,425

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/17	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.84%	$30,054	0.18	%(c)	0.25	%(c)	0.63	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Premier U.S. Government Money Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18	(c)	0.25	(c)	0.54	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20	(c)	0.25	(c)	0.56	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $31,903, $39,188 and $11,171 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Investor Class Shareholders of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,005.20	$0.91	$1,024.30	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,003.70	0.91	1,024.30	0.92	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,003.20	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	13.05%
Premier Tax-Exempt Portfolio	98.37%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%
Premier U.S. Government Money Portfolio	33,012	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, all investment portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Premier U.S. Government Money Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Premier U.S. Government Money Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposal (3) above, the meeting for Premier U.S. Government Money Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Premier Portfolio	604,954,360	42,588,840	1,735,892	18,166,181
	Premier Tax-Exempt Portfolio	57,026,402	198,274	138,830	411,056
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Premier Portfolio	646,792,958	724,031	1,762,103	18,166,181
	Premier Tax-Exempt Portfolio	56,938,899	259,917	164,690	411,056
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Premier Portfolio	646,581,811	950,203	1,747,078	18,166,181
	Premier Tax-Exempt Portfolio	56,938,899	285,777	138,830	411,056

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results—(continued)

Premier U.S. Government Money Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposal:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	4,244,734,034	147,842,251	19,816,126	266,290,660

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc. CM-I-TST-AR-1 10162017 1118

Annual Report to Shareholders	August 31, 2017

Institutional Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

18 Financial Statements

20 Notes to Financial Statements

27 Financial Highlights

28 Auditor’s Report

29 Fund Expenses

30 Approval of Investment Advisory and Sub-Advisory Contracts

32 Tax Information

33 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier[1]	1 - 37 days	33 days	46 days	$683.7 million
Premier U.S. Government Money[2]	19 - 52 days	19 days	102 days	5.7 billion
Premier Tax-Exempt[3]	6 - 21 days	19 days	19 days	57.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/17				The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
	Premier Portfolio 2-7, 10-11, 14-16	Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	46.8%	57.7%	94.3%
8 - 30	6.3	2.1	0.0
31 - 60	16.9	3.6	2.0
61 - 90	12.8	0.6	0.0
91 - 180	13.7	9.5	0.0
181+	3.5	26.5	3.7

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)                                                                                                                continued on page 6

continued from page 5

8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
9	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
10	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
11	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
12	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
13	Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.
14	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
16	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are rein- vested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

			Repurchase Amount
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	18,000,630	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	$15,000,525	$15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–34.26%
Federal Farm Credit Bank (FFCB)–2.80%
Unsec. Bonds (1 mo. USD LIBOR + 0.02%)(a)	1.25%	12/27/2017	$8,000	$7,996,652
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	10/02/2017	5,000	4,999,809
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.26%	01/17/2018	52,500	52,492,339
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.27%	03/22/2018	9,565	9,562,242
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.26%	12/08/2017	4,500	4,499,408
Unsec. Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	01/02/2018	12,375	12,376,229
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.27%	04/09/2018	6,200	6,198,094
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.28%	04/16/2018	6,765	6,766,072
Unsec. Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	11/07/2017	5,000	5,000,240
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(a)	1.33%	10/03/2018	3,000	3,007,401
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.35%	03/21/2018	5,000	5,001,264
Unsec. Bonds (3 mo. USD LIBOR — 0.03%)(a)	1.18%	03/02/2018	18,865	18,873,164
Unsec. Bonds (3 mo. USD LIBOR — 0.36%)(a)	0.95%	01/22/2018	25,000	25,000,000
				161,772,914

Federal Home Loan Bank (FHLB)–28.46%
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.29%	11/15/2017	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.06%)(a)	1.28%	11/17/2017	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.08%)(a)	1.30%	02/16/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(a)	1.16%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	07/23/2018	56,000	56,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.15%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	02/28/2019	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(a)	1.14%	01/25/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/10/2018	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	10/26/2018	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.10%	11/09/2018	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	07/03/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(a)	1.09%	10/12/2018	83,000	83,000,179
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.06%	03/06/2018	50,000	50,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.05%	03/09/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.07%	03/14/2018	20,000	20,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.17%)(a)	1.08%	03/15/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.07%	03/16/2018	10,000	10,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.09%	03/19/2018	55,000	54,999,858
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.05%	03/19/2018	55,000	55,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.26%)(a)	1.04%	04/12/2018	40,000	40,000,000
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/20/2018	7,000	6,999,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (3 mo. USD LIBOR — 0.27%)(a)	1.04%	04/23/2018	$40,000	$39,998,694
Unsec. Disc. Notes(b)	0.95%	10/13/2017	50,000	49,944,583
Unsec. Global Bonds (1 mo. USD LIBOR + 0.04%)(a)	1.27%	09/05/2017	20,000	20,000,001
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%)(a)	1.30%	12/05/2017	18,000	17,999,782
Unsec. Global Bonds (1 mo. USD LIBOR — 0.05%)(a)	1.18%	07/12/2018	20,000	20,006,207
Unsec. Global Bonds (1 mo. USD LIBOR — 0.08%)(a)	1.16%	03/01/2019	20,000	20,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(a)	1.11%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR — 0.13%)(a)	1.11%	11/19/2018	35,000	35,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.08%)(a)	1.24%	10/27/2017	23,000	23,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.09%)(a)	1.22%	11/02/2017	8,300	8,300,522
Unsec. Global Bonds (3 mo. USD LIBOR — 0.10%)(a)	1.22%	11/15/2017	9,100	9,099,487
Unsec. Global Bonds (3 mo. USD LIBOR — 0.14%)(a)	1.17%	02/08/2018	4,000	4,003,305
Unsec. Global Bonds (3 mo. USD LIBOR — 0.18%)(a)	1.12%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.08%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.22%)(a)	1.09%	04/11/2018	250,000	250,013,238
Unsec. Global Bonds (3 mo. USD LIBOR — 0.34%)(a)	0.97%	01/23/2018	50,000	50,001,986
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds (3 mo. USD LIBOR — 0.35%)(a)	0.96%	05/14/2018	80,000	79,977,462
Unsec. Global Bonds (3 mo. USD LIBOR)(a)	1.22%	03/08/2018	4,000	4,000,000
				1,642,344,959

Federal Home Loan Mortgage Corp. (FHLMC)–1.45%
Unsec. Disc. Notes(b)	1.09%	12/13/2017	20,000	19,937,914
Unsec. Global Notes (3 mo. USD LIBOR + 0.02%)(a)	1.24%	03/08/2018	26,800	26,849,728
Unsec. Global Notes (3 mo. USD LIBOR — 0.03%)(a)	1.27%	01/08/2018	10,000	10,000,000
Unsec. Global Notes (3 mo. USD LIBOR — 0.25%)(a)	1.06%	07/24/2018	9,800	9,800,000
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	1.32%	10/15/2045	17,034	17,034,412
				83,622,054

Federal National Mortgage Association (FNMA)–0.23%
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	09/08/2017	5,000	4,999,889
Unsec. Global Notes (1 mo. USD LIBOR + 0.01%)(a)	1.24%	10/05/2017	5,000	4,999,720
Unsec. Notes (3 mo. USD LIBOR — 0.05%)(a)	1.23%	03/21/2018	3,075	3,079,702
				13,079,311

Overseas Private Investment Corp. (OPIC)–1.32%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.11%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.11%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.10%	12/15/2019	8,280	8,280,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(a)(c)	1.04%	09/15/2020	45,800	45,800,000
				76,080,000
Total U.S. Government Sponsored Agency Securities (Cost $1,976,899,238)				1,976,899,238

U.S. Treasury Securities–6.22%
U.S. Treasury Bills–5.70%(b)
U.S. Treasury Bills	1.08%	01/02/2018	4,000	3,985,513
U.S. Treasury Bills	1.07%	01/02/2018	31,000	30,888,152
U.S. Treasury Bills	1.13%	01/04/2018	125,000	124,511,719
U.S. Treasury Bills	1.11%	01/18/2018	50,000	49,786,674
U.S. Treasury Bills	1.14%	01/25/2018	70,000	69,679,205
U.S. Treasury Bills	1.14%	02/01/2018	50,000	49,759,875
				328,611,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–0.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.08%	07/31/2019	$30,000	$29,998,518
Total U.S. Treasury Securities (Cost $358,609,656)				358,609,656
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–40.48% (Cost $2,335,508,894)				2,335,508,894

			Repurchase Amount
Repurchase Agreements–60.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2017, aggregate maturing value of $600,017,833 (collateralized by domestic mortgage-backed securities valued at $612,000,000; 1.50%-6.50%; 10/01/2024-03/20/2047)	1.07%	09/01/2017	200,005,944	200,000,000
Bank of Montreal, joint term agreement dated 07/06/2017, aggregate maturing value of $501,295,556 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0.38%-3.88%; 05/15/2018-02/15/2047)(e)	1.06%	10/02/2017	50,129,556	50,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,042; 1.38%; 09/30/2023)(e)	1.06%	10/27/2017	35,059,772	35,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,051; 1.38%-8.00%; 11/30/2019-06/20/2047)(e)	1.08%	11/13/2017	40,109,200	40,000,000
Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities and U.S.Treasury obligations valued at $204,000,080; 0.63%-8.00%; 04/30/2018-07/20/2047)(e)	1.09%	10/24/2017	60,163,500	60,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2017, aggregate maturing value of $200,005,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.50%-6.50%; 02/01/2027-08/20/2047)	1.07%	09/01/2017	110,003,269	110,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), joint term agreement dated 08/30/2017, aggregate maturing value of $1,433,050,878 (collateralized by U.S. Treasury obligations valued at $1,462,091,297; 1.63%-2.25%; 04/30/2024-02/15/2027)(e)	1.08%	09/06/2017	148,031,080	148,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2017, aggregate maturing value of $5,000,152,778 (collateralized by U.S. Treasury obligations valued at $5,134,500,090; 0.13%-0.63%; 04/15/2018-07/15/2025)	1.10%	09/01/2017	500,015,278	500,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	11,690,233	11,689,889
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $950,028,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities, and U.S.Treasury obligations valued at $969,000,104; 0%-6.13%; 09/22/2017-08/20/2047)	1.08%	09/01/2017	200,006,000	200,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 08/31/2017, maturing value of $350,010,403 (collateralized by U.S. Treasury obligations valued at $357,000,047; 0%-2.38%; 03/01/2018-12/31/2022)	1.07%	09/01/2017	350,010,403	350,000,000
ING Financial Markets, LLC, joint term agreement dated 08/31/2017, aggregate maturing value of $400,083,222 (collateralized by domestic agency mortgage-backed securities valued at $408,000,612; 2.02%-4.00%; 02/15/2038-06/20/2047)(e)	1.07%	09/07/2017	100,020,806	100,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2017, maturing value of $35,060,900 (collateralized by U.S. government sponsored agency obligations valued at $35,701,729; 2.13%-6.63%; 04/24/2026-11/15/2030)	1.08%	09/08/2017	35,060,900	35,000,000
ING Financial Markets, LLC, term agreement dated 08/31/2017, maturing value of $50,000,000 (collateralized by U.S. government sponsored agency obligations valued at $51,004,662; 2.13%-3.75%; 03/27/2019-04/24/2026)	1.30%	10/02/2017	50,000,000	50,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $509,889,835; 0.75%-2.25%; 12/31/2017-08/15/2021)(e)	1.16%	10/02/2017	75,077,333	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2017, aggregate maturing value of $1,200,259,714 (collateralized by U.S. Treasury obligations valued at $1,227,824,866; 0%-4.50%; 08/15/2018-08/15/2045)(e)	1.08%	09/06/2017	$225,047,388	$225,000,137
National Australia Bank Ltd., joint agreement dated 08/31/2017, aggregate maturing value of $1,000,030,000 (collateralized by U.S. Treasury obligations valued at $1,019,532,023; 0%-8.75%; 11/09/2017-08/15/2025)	1.08%	09/01/2017	100,003,000	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 2.50%-4.50%; 02/01/2032-09/01/2047)(e)	1.09%	11/13/2017	90,247,975	90,000,000
RBC Capital Markets LLC, joint term agreement dated 07/18/2017, aggregate maturing value of $500,443,056 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury securities valued at $510,000,080; 0%-6.38%; 10/31/2017-07/20/2067)(e)	1.10%	10/16/2017	65,057,597	65,000,000
RBC Capital Markets LLC, joint term agreement dated 07/21/2017, aggregate maturing value of $500,015,278 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.13%-4.50%; 02/01/2026-09/01/2047)(e)	1.10%	10/19/2017	90,002,750	90,000,000
RBC Capital Markets LLC , joint term agreement dated 08/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,025; 0%-8.00%; 04/25/2018-07/25/2047)(e)	1.16%	10/31/2017	280,000,000	280,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0%-9.00%; 11/09/2017-05/15/2045)(f)	0.83%	—	—	300,000,000
Societe Generale, term agreement dated 07/17/2017, maturing value of $75,139,125 (collateralized by U.S. Treasury obligations and a domestic agency mortgage-backed security valued at $76,500,000; 0%-3.38%; 09/21/2017-02/15/2046)	1.06%	09/18/2017	75,139,125	75,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2017, aggregate maturing value of $2,000,061,111 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,167; 3.00%-4.00%; 10/20/2042-05/20/2047)	1.10%	09/01/2017	300,009,167	300,000,000
Wells Fargo Securities, LLC, term agreement dated 06/19/2017, maturing value of $1,002,762 (collateralized by a domestic agency mortgage-backed security valued at $1,020,000; 3.50%; 07/01/2032)	1.13%	09/15/2017	1,002,762	1,000,000
Total Repurchase Agreements (Cost $3,490,690,026)				3,490,690,026
TOTAL INVESTMENTS IN SECURITIES(g)–100.98% (Cost $5,826,198,920)				5,826,198,920
OTHER ASSETS LESS LIABILITIES–(0.98)%				(56,415,180)
NET ASSETS–100.00%				$5,769,783,740

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.36%
Alabama–3.63%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$2,469	$2,469,000

Arizona–4.54%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	01/01/2046	1,390	1,390,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.83%	06/15/2031	1,705	1,705,000
				3,095,000

California–2.94%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.73%	05/01/2034	705	705,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.74%	08/01/2042	1,300	1,300,000
				2,005,000

Colorado–2.01%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	07/01/2034	170	170,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	04/01/2024	580	580,000
				1,367,000

District of Columbia–2.28%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	1,550	1,550,000

Florida–4.31%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	10/01/2021	635	635,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	0.80%	10/01/2050	1,500	1,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	11/01/2036	245	245,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	0.79%	11/01/2038	555	555,000
				2,935,000

Georgia–6.83%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.90%	01/01/2029	800	800,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	01/01/2020	150	150,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(d)	0.85%	08/01/2027	200	200,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.10%	12/01/2018	200	200,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	0.80%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	09/01/2020	300	300,000
				4,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.15%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank, N.A.)(a)(b)(e)	0.90%	10/01/2017	$40	$40,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.76%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.88%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.92%	12/01/2039	920	920,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.20%	10/01/2024	1,100	1,100,000
				3,505,000

Indiana–6.18%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.89%	08/01/2037	855	855,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.80%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	0.74%	07/01/2035	1,265	1,265,000
				4,210,000

Louisiana–1.41%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.80%	07/01/2047	960	960,000

Maryland–2.69%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.80%	04/01/2035	1,835	1,835,000

Massachusetts–2.70%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.85%	10/01/2038	1,135	1,135,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	700	706,069
				1,841,069

Michigan–0.37%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.97%	07/01/2032	250	250,000

Minnesota–2.48%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.88%	11/15/2031	1,315	1,315,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.82%	10/01/2033	375	375,000
				1,690,000

Mississippi–1.86%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	0.79%	12/01/2030	1,270	1,270,000

Missouri–2.83%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.84%	08/01/2038	1,745	1,745,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.81%	02/01/2031	180	180,000
				1,925,000

Nebraska–0.45%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	1.40%	10/01/2042	305	305,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–1.27%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	1.15%	11/01/2020	$750	$750,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.80%	07/01/2038	115	115,000
				865,000

New York–4.85%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.80%	11/01/2036	1,600	1,600,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.88%	11/01/2049	700	700,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.45%	11/01/2049	1,000	1,000,000
				3,300,000

North Carolina–3.28%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.73%	12/01/2021	250	250,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	05/01/2036	1,035	1,035,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.83%	08/01/2020	950	950,000
				2,235,000

Ohio–1.94%
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.96%	01/01/2034	430	430,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.79%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.77%	05/01/2026	704	704,000
				1,324,000

Oregon–3.94%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.85%	07/01/2027	1,015	1,015,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.78%	08/01/2034	1,670	1,670,000
				2,685,000

Pennsylvania–4.62%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	11/01/2039	1,578	1,578,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	1.18%	11/01/2030	165	165,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.78%	06/01/2037	40	40,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.79%	10/15/2025	865	865,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.90%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.93%	08/01/2026	200	200,000
				3,148,000

South Carolina–1.95%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.78%	11/01/2025	1,325	1,325,000

Texas–21.44%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.81%	08/01/2035	1,780	1,780,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(a)	0.85%	11/01/2041	$600	$600,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	0.80%	05/15/2034	1,700	1,700,000
Houston (City of); Series 2017 G-2, Commercial Paper Notes	0.88%	10/11/2017	1,400	1,400,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.79%	01/01/2049	1,915	1,915,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.83%	10/01/2024	915	915,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.82%	04/01/2026	1,505	1,505,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(d)	0.90%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.83%	05/01/2042	810	810,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,800	1,854,756
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.75%	08/01/2025	1,235	1,235,000
				14,604,756

Utah–2.13%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.77%	11/01/2024	1,450	1,450,000

Virginia–1.32%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.79%	08/01/2037	900	900,000

West Virginia–2.20%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.81%	01/01/2034	1,500	1,500,000

Wisconsin–0.76%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.85%	10/01/2042	520	520,000
TOTAL INVESTMENTS IN SECURITIES(f)(g)–102.36% (Cost $69,718,279)				69,718,825
OTHER ASSETS LESS LIABILITIES–(2.36)%				(1,606,751)
NET ASSETS–100.00%				$68,112,074

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.5%; other countries less than 5% each: 10.4%.
(d)	Security subject to the alternative minimum tax.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $1,470,000, which represented 2.16% of the Fund’s Net Assets.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Royal Bank of Canada	6.5%
Federal Home Loan Bank	5.5
U.S. Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2017

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$610,828,422	$2,335,508,894	$69,718,825
Repurchase agreements, at value	103,580,767	3,490,690,026	—
Cash	—	—	14,342
Receivable for:
Investments sold	—	—	265,000
Fund shares sold	18,217	1,176	1,768
Interest	334,959	2,986,058	50,056
Investment for trustee deferred compensation and retirement plans	—	1,006	—
Other assets	12	2,704	—
Total assets	714,762,377	5,829,189,864	70,049,991

Liabilities:
Payable for:
Investments purchased	—	54,873,665	1,854,590
Fund shares reacquired	257,018	1,972	50,000
Dividends	676,486	4,478,938	31,557
Accrued fees to affiliates	19	50,543	—
Accrued operating expenses	—	—	1,770
Trustee deferred compensation and retirement plans	—	1,006	—
Total liabilities	933,523	59,406,124	1,937,917
Net assets applicable to shares outstanding	$713,828,854	$5,769,783,740	$68,112,074

Net assets consist of:
Shares of beneficial interest	$713,414,138	$5,769,810,827	$68,140,107
Undistributed net investment income	292,338	146,332	166
Undistributed net realized gain (loss)	122,378	(173,419)	(28,745)
Net unrealized appreciation	—	—	546
	$713,828,854	$5,769,783,740	$68,112,074

Net Assets:
Investor Class	$30,054,405	$38,808,923	$10,815,336
Institutional Class	$683,734,300	$5,730,974,817	$57,296,738
Private Investment Class	$10,048	$—	$—
Personal Investment Class	$10,029	$—	$—
Reserve Class	$10,011	$—	$—
Resource Class	$10,061	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827	38,809,146	10,815,237
Institutional Class	683,339,721	5,731,030,082	57,296,210
Private Investment Class	10,042	—	—
Personal Investment Class	10,023	—	—
Reserve Class	10,005	—	—
Resource Class	10,055	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$714,409,189	$5,826,198,920	$69,718,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2017

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$8,720,201	$42,628,533	$554,259

Expenses:
Advisory fees	2,697,569	14,759,818	181,287
Distribution fees:
Private Investment Class	30	—	—
Personal Investment Class	55	—	—
Reserve Class	87	—	—
Resource Class	16	—	—
Total expenses	2,697,757	14,759,818	181,287
Less: Fees waived	(755,342)	(4,132,749)	(36,257)
Net expenses	1,942,415	10,627,069	145,030
Net investment income	6,777,786	32,001,464	409,229

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	122,378	(173,419)	—
Change in net unrealized appreciation of investment securities	—	—	546
Net increase in net assets resulting from operations	$6,900,164	$31,828,045	$409,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626	$32,001,464	$3,413,582	$409,229	$136,797
Net realized gain (loss)	122,378	157,791	(173,419)	33,012	—	2,006
Change in net unrealized appreciation	—	—	—	—	546	—
Net increase in net assets resulting from operations	6,900,164	24,910,417	31,828,045	3,446,594	409,775	138,803

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)	(211,884)	(42,204)	(65,444)	(9,695)
Institutional Class	(6,531,709)	(24,615,436)	(31,783,162)	(3,371,380)	(359,506)	(127,382)
Private Investment Class	(49)	—	—	—	—	—
Personal Investment Class	(29)	—	—	—	—	—
Reserve Class	(8)	—	—	—	—	—
Resource Class	(64)	—	—	—	—	—
Total distributions from net investment income	(6,777,786)	(24,752,626)	(31,995,046)	(3,413,584)	(424,950)	(137,077)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)	8,722,648	7,678,876	3,038,347	(313,864)
Institutional Class	(5,658,815,850)	(362,480,667)	3,179,390,640	1,154,155,494	(72,507,974)	14,795,289
Private Investment Class	10,042	—	—	—	—	—
Personal Investment Class	10,023	—	—	—	—	—
Reserve Class	10,005	—	—	—	—	—
Resource Class	10,055	—	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)	3,188,113,288	1,161,834,370	(69,469,627)	14,481,425
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)	3,187,946,287	1,161,867,380	(69,484,802)	14,483,151

Net assets:
Beginning of year	6,381,907,559	6,755,545,013	2,581,837,453	1,419,970,073	137,596,876	123,113,725
End of year*	$713,828,854	$6,381,907,559	$5,769,783,740	$2,581,837,453	$68,112,074	$137,596,876
* Includes accumulated undistributed net investment income	$292,338	$134,548	$146,332	$106,902	$166	$15,887

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Personal Investment Class, Private Investment Class,

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Reserve Class and Resource Class shares. Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Premier Portfolio and Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Premier Portfolio and Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of Premier Portfolio and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Premier Portfolio and Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

For the year ended August 31, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$755,320
Premier U.S. Government Money Portfolio	4,132,749
Premier Tax-Exempt Portfolio	36,257

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2017 are shown below:

	Investor Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Premier Portfolio	$—	$—	$5	$0	$17	$0
Premier U.S. Government Money Portfolio	—	—	—	—	—	—
Premier Tax-Exempt Portfolio	—	—	—	—	—	—

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statements of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$797,414,724	$579,783,887	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	134,417,669	179,386,244	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017		2016
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Premier Portfolio	$6,777,786	$—	$24,752,626	$—
Premier U.S. Government Money Portfolio	31,995,046	—	3,413,584	—
Premier Tax-Exempt Portfolio	6,688	418,262	13,363	123,714

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation — Investment	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$414,716	$—	$—	$—	$713,414,138	$713,828,854
Premier U.S. Government Money Portfolio	151,522	—	(5,190)	(173,419)	5,769,810,827	5,769,783,740
Premier Tax-Exempt Portfolio	166	546	—	(28,745)	68,140,107	68,112,074

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2017 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	173,419	173,419
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$157,790	$(157,790)	$—
Premier U.S. Government Money Portfolio	33,012	(33,012)	—
Premier Tax-Exempt Portfolio	—	—	—

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	32,690,999	$32,690,999	21,635,941	$21,635,941
Institutional Class	33,452,116,722	33,452,116,722	9,427,082,194	9,427,082,194

Issued as reinvestment of dividends:
Investor Class	209,942	209,942	42,037	42,037
Institutional Class	8,390,271	8,390,271	1,182,764	1,182,764

Reacquired:
Investor Class	(24,178,293)	(24,178,293)	(13,999,102)	(13,999,102)
Institutional Class	(30,281,116,353)	(30,281,116,353)	(8,274,109,464)	(8,274,109,464)
Net increase in share activity	3,188,113,288	$3,188,113,288	1,161,834,370	$1,161,834,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)(b)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	17,282,087	$17,284,404	3,766,592	$3,766,592
Institutional Class	120,080,047	120,092,099	207,511,378	207,511,378

Issued as reinvestment of dividends:
Investor Class	65,106	65,106	9,676	9,676
Institutional Class	319,276	319,276	64,077	64,077

Reacquired:
Investor Class	(14,311,163)	(14,311,163)	(4,090,132)	(4,090,132)
Institutional Class	(192,919,349)	(192,919,349)	(192,780,166)	(192,780,166)
Net increase (decrease) in share activity	(69,483,996)	$(69,469,627)	14,481,425	$14,481,425

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/17	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.84%	$683,734	0.18	%(c)	0.25	%(c)	0.63	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Premier U.S. Government Money Portfolio
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18	(c)	0.25	(c)	0.54	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20	(c)	0.25	(c)	0.56	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,047,085, $5,864,739 and $61,344 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Institutional Class Shareholders of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,005.20	$0.91	$1,024.30	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,003.70	0.91	1,024.30	0.92	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,003.20	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	13.05%
Premier Tax-Exempt Portfolio	98.37%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%
Premier U.S. Government Money Portfolio	33,012	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

Special Joint Meetings (“Meetings”) of Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, all investment portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting on March 9, 2017 was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restrictions regarding the purchase or sale of physical commodities.

4(a)	For all Portfolios other than Premier U.S. Government Money Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	For all Portfolios other than Premier U.S. Government Money Portfolio; approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

With respect to Proposal (3) above, the meeting for Premier U.S. Government Money Portfolio was adjourned until April 11, 2017. The results of the voting on all other above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.
	Premier Portfolio	604,954,360	42,588,840	1,735,892	18,166,181
	Premier Tax-Exempt Portfolio	57,026,402	198,274	138,830	411,056
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.
	Premier Portfolio	646,792,958	724,031	1,762,103	18,166,181
	Premier Tax-Exempt Portfolio	56,938,899	259,917	164,690	411,056
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.
	Premier Portfolio	646,581,811	950,203	1,747,078	18,166,181
	Premier Tax-Exempt Portfolio	56,938,899	285,777	138,830	411,056

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results—(continued)

Premier U.S. Government Money Portfolio

The Meeting on March 9, 2107 was adjourned until April 11, 2017 with respect to the following proposal:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	4,244,734,034	147,842,251	19,816,126	266,290,660

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: pub-licinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc.	CM-I-TST-AR-2 10162017 1119

Annual Report to Shareholders	August 31, 2017

Personal Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objective and Strategy

4 Fund Composition by Maturity

5 Principal Risks of Investing in the Fund

6 Schedule of Investment

9 Financial Statements

11 Notes to Financial Statements

16 Financial Highlights

17 Auditor’s Report

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

21 Tax Information

22 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Personal Investment Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 37 days	33 days	46 days	$10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity
In days, as of 8/31/17
Premier Portfolio
1 - 7	46.8%
8 - 30	6.3
31 - 60	16.9
61 - 90	12.8
91 - 180	13.7
181+	3.5
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	$18,000,630	$18,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	15,000,525	15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2017

Premier Portfolio
Assets:
Investments in securities, at value	$610,828,422
Repurchase agreements, at value	103,580,767
Receivable for:
Fund shares sold	18,217
Interest	334,959
Other assets	12
Total assets	714,762,377

Liabilities:
Payable for:
Fund shares reacquired	257,018
Dividends	676,486
Accrued fees to affiliates	19
Total liabilities	933,523
Net assets applicable to shares outstanding	$713,828,854

Net assets consist of:
Shares of beneficial interest	$713,414,138
Undistributed net investment income	292,338
Undistributed net realized gain	122,378
$713,828,854

Net Assets:
Investor Class	$30,054,405
Institutional Class	$683,734,300
Private Investment Class	$10,048
Personal Investment Class	$10,029
Reserve Class	$10,011
Resource Class	$10,061

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827
Institutional Class	683,339,721
Private Investment Class	10,042
Personal Investment Class	10,023
Reserve Class	10,005
Resource Class	10,055
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$714,409,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2017

Premier Portfolio
Investment income:
Interest	$8,720,201

Expenses:
Advisory fees	2,697,569
Distribution fees:
Private Investment Class	30
Personal Investment Class	55
Reserve Class	87
Resource Class	16
Total expenses	2,697,757
Less: Fees waived	(755,342)
Net expenses	1,942,415
Net investment income	6,777,786
Net realized gain from Investment securities	122,378
Net increase in net assets resulting from operations	$6,900,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio
	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626
Net realized gain	122,378	157,791
Net increase in net assets resulting from operations	6,900,164	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)
Institutional Class	(6,531,709)	(24,615,436)
Private Investment Class	(49)	—
Personal Investment Class	(29)	—
Reserve Class	(8)	—
Resource Class	(64)	—
Total distributions from net investment income	(6,777,786)	(24,752,626)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)
Institutional Class	(5,658,815,850)	(362,480,667)
Private Investment Class	10,042	—
Personal Investment Class	10,023	—
Reserve Class	10,005	—
Resource Class	10,055	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)

Net assets:
Beginning of year	6,381,907,559	6,755,545,013
End of year*	$713,828,854	$6,381,907,559
* Includes accumulated undistributed net investment income	$292,338	$134,548

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd., and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees of $755,320 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, the transaction is effected at the current market price. For the year ended August 31, 2017, the Fund engaged in securities purchases of $797,414,724 and securities sales of $579,783,887, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
Ordinary income	$6,777,786	$24,752,626

Tax Components of Net Assets at Period-End:

2017
Undistributed ordinary income	$414,716
Shares of beneficial interest	713,414,138
Total net assets	$713,828,854

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017, undistributed net investment income was increased by $157,790 and undistributed net realized gain was decreased by $157,790. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/17(c)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.35%	$10	0.68	%(d)	0.80	%(d)	0.13	%(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of September 1, 2016.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Personal Investment Class Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio (one of the portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 1, 2016 (commencement of investment operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Personal Investment Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,002.50	$3.68	$1,021.53	$3.72	0.73%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

A Special Joint Meeting (“Meeting”) of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	604,954,360	42,588,840	1,735,892	18,166,181
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	646,792,958	724,031	1,762,103	18,166,181
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	646,581,811	950,203	1,747,078	18,166,181

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc.	CM-I-TST-AR-6	10172017 1245

Annual Report to Shareholders	August 31, 2017

Private Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objective and Strategy

4 Fund Composition by Maturity

5 Principal Risks of Investing in the Fund

6 Schedule of Investment

9 Financial Statements

11 Notes to Financial Statements

16 Financial Highlights

17 Auditor’s Report

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

21 Tax Information

22 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2]

The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Private Investment Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 37 days	33 days	46 days	$10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity
In days, as of 8/31/17
Premier Portfolio
1 - 7	46.8%
8 - 30	6.3
31 - 60	16.9
61 - 90	12.8
91 - 180	13.7
181+	3.5
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	$18,000,630	$18,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	15,000,525	15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2017

Premier Portfolio
Assets:
Investments in securities, at value	$610,828,422
Repurchase agreements, at value	103,580,767
Receivable for:
Fund shares sold	18,217
Interest	334,959
Other assets	12
Total assets	714,762,377

Liabilities:
Payable for:
Fund shares reacquired	257,018
Dividends	676,486
Accrued fees to affiliates	19
Total liabilities	933,523
Net assets applicable to shares outstanding	$713,828,854

Net assets consist of:
Shares of beneficial interest	$713,414,138
Undistributed net investment income	292,338
Undistributed net realized gain	122,378
$713,828,854

Net Assets:
Investor Class	$30,054,405
Institutional Class	$683,734,300
Private Investment Class	$10,048
Personal Investment Class	$10,029
Reserve Class	$10,011
Resource Class	$10,061

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827
Institutional Class	683,339,721
Private Investment Class	10,042
Personal Investment Class	10,023
Reserve Class	10,005
Resource Class	10,055
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$714,409,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2017

Premier Portfolio
Investment income:
Interest	$8,720,201

Expenses:
Advisory fees	2,697,569
Distribution fees:
Private Investment Class	30
Personal Investment Class	55
Reserve Class	87
Resource Class	16
Total expenses	2,697,757
Less: Fees waived	(755,342)
Net expenses	1,942,415
Net investment income	6,777,786
Net realized gain from Investment securities	122,378
Net increase in net assets resulting from operations	$6,900,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio
	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626
Net realized gain	122,378	157,791
Net increase in net assets resulting from operations	6,900,164	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)
Institutional Class	(6,531,709)	(24,615,436)
Private Investment Class	(49)	—
Personal Investment Class	(29)	—
Reserve Class	(8)	—
Resource Class	(64)	—
Total distributions from net investment income	(6,777,786)	(24,752,626)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)
Institutional Class	(5,658,815,850)	(362,480,667)
Private Investment Class	10,042	—
Personal Investment Class	10,023	—
Reserve Class	10,005	—
Resource Class	10,055	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)

Net assets:
Beginning of year	6,381,907,559	6,755,545,013
End of year*	$713,828,854	$6,381,907,559
* Includes accumulated undistributed net investment income	$292,338	$134,548

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd., and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees of $755,320 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, the transaction is effected at the current market price. For the year ended August 31, 2017, the Fund engaged in securities purchases of $797,414,724 and securities sales of $579,783,887, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
Ordinary income	$6,777,786	$24,752,626

Tax Components of Net Assets at Period-End:

2017
Undistributed ordinary income	$414,716
Shares of beneficial interest	713,414,138
Total net assets	$713,828,854

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017, undistributed net investment income was increased by $157,790 and undistributed net realized gain was decreased by $157,790. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/17(c)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.55%	$10	0.48	%(d)	0.55	%(d)	0.33	%(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of September 1, 2016.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Private Investment Class Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio (one of the portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 1, 2016 (commencement of investment operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Private Investment Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,003.70	$2.42	$1,022.79	$2.45	0.48%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

A Special Joint Meeting (“Meeting”) of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	604,954,360	42,588,840	1,735,892	18,166,181
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	646,792,958	724,031	1,762,103	18,166,181
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	646,581,811	950,203	1,747,078	18,166,181

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc.	CM-I-TST-AR-5	10172017 1245

Annual Report to Shareholders	August 31, 2017

Reserve Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objective and Strategy

4 Fund Composition by Maturity

5 Principal Risks of Investing in the Fund

6 Schedule of Investment

9 Financial Statements

11 Notes to Financial Statements

16 Financial Highlights

17 Auditor’s Report

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

21 Tax Information

22 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit - the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Reserve Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 37 days	33 days	46 days	$10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity
In days, as of 8/31/17
Premier Portfolio
1 - 7	46.8%
8 - 30	6.3
31 - 60	16.9
61 - 90	12.8
91 - 180	13.7
181+	3.5
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	$18,000,630	$18,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	15,000,525	15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2017

Premier Portfolio
Assets:
Investments in securities, at value	$610,828,422
Repurchase agreements, at value	103,580,767
Receivable for:
Fund shares sold	18,217
Interest	334,959
Other assets	12
Total assets	714,762,377

Liabilities:
Payable for:
Fund shares reacquired	257,018
Dividends	676,486
Accrued fees to affiliates	19
Total liabilities	933,523
Net assets applicable to shares outstanding	$713,828,854

Net assets consist of:
Shares of beneficial interest	$713,414,138
Undistributed net investment income	292,338
Undistributed net realized gain	122,378
$713,828,854

Net Assets:
Investor Class	$30,054,405
Institutional Class	$683,734,300
Private Investment Class	$10,048
Personal Investment Class	$10,029
Reserve Class	$10,011
Resource Class	$10,061

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827
Institutional Class	683,339,721
Private Investment Class	10,042
Personal Investment Class	10,023
Reserve Class	10,005
Resource Class	10,055
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$714,409,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2017

Premier Portfolio
Investment income:
Interest	$8,720,201

Expenses:
Advisory fees	2,697,569
Distribution fees:
Private Investment Class	30
Personal Investment Class	55
Reserve Class	87
Resource Class	16
Total expenses	2,697,757
Less: Fees waived	(755,342)
Net expenses	1,942,415
Net investment income	6,777,786
Net realized gain from Investment securities	122,378
Net increase in net assets resulting from operations	$6,900,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio
	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626
Net realized gain	122,378	157,791
Net increase in net assets resulting from operations	6,900,164	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)
Institutional Class	(6,531,709)	(24,615,436)
Private Investment Class	(49)	—
Personal Investment Class	(29)	—
Reserve Class	(8)	—
Resource Class	(64)	—
Total distributions from net investment income	(6,777,786)	(24,752,626)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)
Institutional Class	(5,658,815,850)	(362,480,667)
Private Investment Class	10,042	—
Personal Investment Class	10,023	—
Reserve Class	10,005	—
Resource Class	10,055	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)

Net assets:
Beginning of year	6,381,907,559	6,755,545,013
End of year*	$713,828,854	$6,381,907,559
* Includes accumulated undistributed net investment income	$292,338	$134,548

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd., and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees of $755,320 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, the transaction is effected at the current market price. For the year ended August 31, 2017, the Fund engaged in securities purchases of $797,414,724 and securities sales of $579,783,887, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
Ordinary income	$6,777,786	$24,752,626

Tax Components of Net Assets at Period-End:

2017
Undistributed ordinary income	$414,716
Shares of beneficial interest	713,414,138
Total net assets	$713,828,854

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017, undistributed net investment income was increased by $157,790 and undistributed net realized gain was decreased by $157,790. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Premier Portfolio
Year ended 08/31/17(c)	$1.00	$(0.00)	$0.00	$0.00	$(0.00)	$1.00	0.15%	$10	0.88	%(d)	1.12	%(d)	(0.07	)%(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of September 1, 2016.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Reserve Class Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio (one of the portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 1, 2016 (commencement of investment operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Reserve Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.80	$5.24	$1,019.96	$5.30	1.04%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

A Special Joint Meeting (“Meeting”) of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	604,954,360	42,588,840	1,735,892	18,166,181
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	646,792,958	724,031	1,762,103	18,166,181
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	646,581,811	950,203	1,747,078	18,166,181

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc. CM-I-TST-AR-7 10172017 1244

Annual Report to Shareholders	August 31, 2017

Resource Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objective and Strategy

4 Fund Composition by Maturity

5 Principal Risks of Investing in the Fund

6 Schedule of Investment

9 Financial Statements

11 Notes to Financial Statements

16 Financial Highlights

17 Auditor’s Report

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

21 Tax Information

22 Proxy Results

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Philip Taylor

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2017. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued at a slightly higher pace than the prior fiscal year. The US economy continued to add jobs, keeping the unemployment rate near 4.5% while inflation remained subdued.[1] Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 0.25% to 0.50% at the start of the reporting period to a range of 1.00% to 1.25% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2016, and in March and June 2017.[2] The three quarter-point increases marked just the second, third and fourth rate hikes over the last decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slower global growth, sub-optimal inflation, and the lingering impact of Brexit - the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 12-month US Treasury bill yielded 1.23% on August 31, 2017, up 62 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 48 basis points to 1.32% over the reporting period.[3] While the Fed may raise the federal funds target rate again, they may do so at a slower pace than investors have seen over the last fiscal year.

US money market fund reform

The money market fund industry in the US followed through with plans to adopt new money market fund regulations announced in July of 2014. Those regulations were fully implemented on October 14, 2016. Invesco thoughtfully evaluated the impact of money market reform and the impact this reform would have on our investors and our product line. We will continue to keep you and all our valued money market fund investors informed about any further regulatory changes through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield - in that order - to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry - and to yours.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Resource Class data as of 8/31/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 37 days	33 days	46 days	$10.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity
In days, as of 8/31/17
Premier Portfolio
1 - 7	46.8%
8 - 30	6.3
31 - 60	16.9
61 - 90	12.8
91 - 180	13.7
181+	3.5
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2017

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–41.80%
ABN AMRO Bank N.V.(a)	1.39%	11/21/2017	$15,000	$14,953,250
Australia & New Zealand Banking Group, Ltd.(a)	1.08%	09/01/2017	35,000	35,000,000
Banco del Estado de Chile(a)	1.31%	10/12/2017	10,000	10,000,000
Bank of America, N.A.	1.40%	02/16/2018	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.35%)(a)(b)	1.66%	11/03/2017	7,000	7,000,000
China Construction Bank Corp.(a)	1.50%	09/25/2017	5,000	5,000,000
China Construction Bank Corp.(a)	1.50%	09/01/2017	15,000	15,000,000
Dexia Credit Local S.A. (1 mo. USD LIBOR + 0.35%)(a)(b)	1.58%	12/27/2017	10,000	10,000,000
DNB Bank ASA(a)	1.07%	09/01/2017	35,000	35,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.31%	11/01/2017	5,000	5,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (3 mo. USD LIBOR + 0.42%)(a)(b)	1.73%	10/25/2017	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.08%	09/01/2017	15,000	15,000,000
KBC Bank N.V.(a)	1.37%	10/30/2017	7,000	6,984,339
KBC Bank N.V.(a)	1.38%	10/16/2017	5,000	5,000,000
KBC Bank N.V.(a)	1.39%	11/24/2017	7,500	7,475,673
Mizuho Bank, Ltd.(a)	1.17%	09/01/2017	35,000	35,000,000
Natixis(a)	1.07%	09/01/2017	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(a)	1.30%	10/02/2017	20,000	19,999,914
Oversea-Chinese Banking Corp. Ltd.(a)	1.32%	11/14/2017	5,000	4,999,896
Royal Bank of Canada (3 mo. USD LIBOR + 0.30%)(a)(b)	1.57%	12/19/2017	5,000	5,000,000
Sumitomo Mitsui Trust Bank, Ltd.(a)	1.18%	09/05/2017	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.54%)(b)	1.77%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.50%)(a)(b)	1.73%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $298,413,072)				298,413,072

Commercial Paper–31.97%(c)
Asset-Backed Securities — Consumer Receivables–2.80%
Old Line Funding, LLC	1.36%	11/01/2017	20,000	19,954,250

Asset-Backed Securities — Fully Supported–4.47%
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.29%	10/13/2017	15,000	14,977,425
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	1.33%	12/01/2017	10,000	9,966,507
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.24%)(a)(b)(d)	1.47%	11/20/2017	7,000	7,000,000
				31,943,932

Asset-Backed Securities — Fully Supported Bank–9.09%
Albion Capital LLC (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)	1.30%	09/15/2017	5,000	4,997,472
Anglesea Funding LLC (Multi–CEP’s)(a)(d)	1.30%	09/21/2017	17,000	16,987,722
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(b)	1.45%	04/03/2018	10,000	10,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.30%	10/02/2017	3,000	2,996,642
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(d)	1.31%	11/15/2017	5,000	4,986,354
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(a)(d)	1.49%	02/12/2018	10,000	9,932,578
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/12/2017	5,000	4,992,426
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(d)	1.33%	10/05/2017	10,000	9,987,439
				64,880,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–2.90%
CHARTA, LLC(d)	1.35%	12/11/2017	$3,750	$3,735,902
Mont Blanc Capital Corp.(a)(d)	1.31%	09/27/2017	8,000	7,992,431
Nieuw Amsterdam Receivables Corp.(a)(d)	1.38%	11/06/2017	9,000	8,977,395
				20,705,728

Consumer Finance–2.10%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(a)(b)	1.43%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–7.67%
DBS Bank Ltd.(a)(d)	1.31%	10/04/2017	15,000	14,981,988
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)(d)	1.30%	10/30/2017	10,000	9,978,694
ING (US) Funding LLC(a)	1.41%	02/05/2018	10,000	9,938,945
ING (US) Funding LLC(a)	1.41%	02/06/2018	8,000	7,950,844
J.P. Morgan Securities LLC	1.46%	02/16/2018	12,000	11,918,800
				54,769,271

Specialized Finance–2.94%
CDP Financial Inc.(a)(d)	1.39%	11/29/2017	11,000	10,962,472
Nederlandse Waterschapsbank N.V.(a)(d)	1.27%	10/02/2017	10,000	9,989,064
				20,951,536
Total Commercial Paper (Cost $228,205,350)				228,205,350

Variable Rate Demand Notes–11.80%(e)
Credit Enhanced–11.80%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.18%	11/01/2030	12,665	12,665,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(d)(f)	1.24%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.22%	05/01/2037	2,900	2,900,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	0.79%	10/15/2025	990	990,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(f)	0.80%	04/01/2035	480	480,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.22%	03/01/2039	10,055	10,055,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.48%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.81%	03/01/2031	2,920	2,920,000
Total Variable Rate Demand Notes (Cost $84,210,000)				84,210,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–85.57% (Cost $610,828,422)				610,828,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–14.51%(g)
Bank of Nova Scotia, agreement dated 08/31/2017, maturing value of $18,000,630 (collateralized by a foreign corporate obligation valued at $18,360,914; 1.25%; 07/26/2019)(a)	1.26%	09/01/2017	$18,000,630	$18,000,000
BMO Capital Markets Corp., agreement dated 08/31/2017, maturing value of $15,000,525 (collateralized by a U.S. government sponsored agency obligation, a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $15,655,599; 1.59%-9.80%; 01/15/2018-07/24/2048)(a)	1.26%	09/01/2017	15,000,525	15,000,000
Citigroup Global Markets, Inc., open agreement dated 08/22/2017, (collateralized by a U.S. Treasury obligation valued at $8,670,031; 1.38%; 01/31/2020)(h)	1.82%	—	—	8,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2017, aggregate maturing value of $1,250,036,806 (collateralized by U.S. Treasury obligations valued at $1,275,000,075; 1.63%-2.25%; 08/31/2022-11/15/2025)	1.06%	09/01/2017	6,080,946	6,080,767
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $6,001,493 (collateralized by a domestic non-agency mortgage-backed security valued at $6,300,266; 1.51%; 05/25/2047)(a)(i)	1.28%	09/05/2017	6,001,493	6,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/29/2017, maturing value of $13,003,438 (collateralized by domestic non-agency mortgage-backed securities valued at $13,650,119; 0%-6.49%; 11/25/2034-10/15/2048)(a)(i)	1.36%	09/05/2017	13,003,438	13,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/02/2017, maturing value of $10,023,892 (collateralized by foreign corporate obligations valued at $10,200,000; 6.25%-9.25%; 04/22/2019-09/15/2027)	1.83%	09/18/2017	10,023,892	10,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2017, maturing value of $27,000,945 (collateralized by foreign corporate obligations valued at $27,540,000; 1.50%-2.00%; 10/03/2018-08/30/2022)	1.26%	09/01/2017	27,000,945	27,000,000
Total Repurchase Agreements (Cost $103,580,767)				103,580,767
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.08% (Cost $714,409,189)				714,409,189
OTHER ASSETS LESS LIABILITIES–(0.08)%				(580,335)
NET ASSETS–100.00%				$713,828,854

Investment Abbreviations:

CEP	– Credit Enhancement Provider
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 16.3%; Netherlands: 10.8%; Canada: 9.5%; Germany: 8.3%; Australia: 5.7%; Singapore: 5.6%; other countries less than 5% each: 20.4%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $151,701,107, which represented 21.25% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2017

Premier Portfolio
Assets:
Investments in securities, at value	$610,828,422
Repurchase agreements, at value	103,580,767
Receivable for:
Fund shares sold	18,217
Interest	334,959
Other assets	12
Total assets	714,762,377

Liabilities:
Payable for:
Fund shares reacquired	257,018
Dividends	676,486
Accrued fees to affiliates	19
Total liabilities	933,523
Net assets applicable to shares outstanding	$713,828,854

Net assets consist of:
Shares of beneficial interest	$713,414,138
Undistributed net investment income	292,338
Undistributed net realized gain	122,378
$713,828,854

Net Assets:
Investor Class	$30,054,405
Institutional Class	$683,734,300
Private Investment Class	$10,048
Personal Investment Class	$10,029
Reserve Class	$10,011
Resource Class	$10,061

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	30,036,827
Institutional Class	683,339,721
Private Investment Class	10,042
Personal Investment Class	10,023
Reserve Class	10,005
Resource Class	10,055
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$714,409,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2017

Premier Portfolio
Investment income:
Interest	$8,720,201

Expenses:
Advisory fees	2,697,569
Distribution fees:
Private Investment Class	30
Personal Investment Class	55
Reserve Class	87
Resource Class	16
Total expenses	2,697,757
Less: Fees waived	(755,342)
Net expenses	1,942,415
Net investment income	6,777,786
Net realized gain from Investment securities	122,378
Net increase in net assets resulting from operations	$6,900,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2017 and 2016

	Premier Portfolio
	2017	2016
Operations:
Net investment income	$6,777,786	$24,752,626
Net realized gain	122,378	157,791
Net increase in net assets resulting from operations	6,900,164	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(245,927)	(137,190)
Institutional Class	(6,531,709)	(24,615,436)
Private Investment Class	(49)	—
Personal Investment Class	(29)	—
Reserve Class	(8)	—
Resource Class	(64)	—
Total distributions from net investment income	(6,777,786)	(24,752,626)

Share transactions–net:
Investor Class	(9,425,358)	(11,314,578)
Institutional Class	(5,658,815,850)	(362,480,667)
Private Investment Class	10,042	—
Personal Investment Class	10,023	—
Reserve Class	10,005	—
Resource Class	10,055	—
Net increase (decrease) in net assets resulting from share transactions	(5,668,201,083)	(373,795,245)
Net increase (decrease) in net assets	(5,668,078,705)	(373,637,454)

Net assets:
Beginning of year	6,381,907,559	6,755,545,013
End of year*	$713,828,854	$6,381,907,559
* Includes accumulated undistributed net investment income	$292,338	$134,548

Notes to Financial Statements

August 31, 2017

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd., and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2017, the Adviser waived advisory fees of $755,320 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.75% of the Fund’s average daily net assets of Personal Investment Class shares, 0.50% of the average daily net assets of Private Investment Class shares, 1.00% of the average daily net assets of Reserve Class shares and 0.20% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, the transaction is effected at the current market price. For the year ended August 31, 2017, the Fund engaged in securities purchases of $797,414,724 and securities sales of $579,783,887, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2017 and 2016:

	2017	2016
Ordinary income	$6,777,786	$24,752,626

Tax Components of Net Assets at Period-End:

2017
Undistributed ordinary income	$414,716
Shares of beneficial interest	713,414,138
Total net assets	$713,828,854

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2017, undistributed net investment income was increased by $157,790 and undistributed net realized gain was decreased by $157,790. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2017(a)		2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,924,223	$12,924,223	18,963,172	$18,963,172
Institutional Class	2,517,150,113	2,517,150,113	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	241,154	241,154	136,352	136,352
Institutional Class	3,789,740	3,789,740	4,040,010	4,040,010
Private Investment Class	42	42	—	—
Personal Investment Class	23	23	—	—
Reserve Class	5	5	—	—
Resource Class	55	55	—	—

Reacquired:
Investor Class	(22,590,735)	(22,590,735)	(30,414,102)	(30,414,102)
Institutional Class	(8,179,755,703)	(8,179,755,703)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,668,201,083)	$(5,668,201,083)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/17(c)	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.70%	$10	0.34	%(d)	0.41	%(d)	0.47	%(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of September 1, 2016.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Resource Class Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio (one of the portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 1, 2016 (commencement of investment operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

October 30, 2017

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Resource Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,004.40	$1.72	$1,023.49	$1.73	0.34%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017, through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the fee rate for the Fund was above the fee rate for two such mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive a portion of advisory fees of the Fund through at least December 31, 2017.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2017:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Premier Portfolio	$157,791	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Proxy Results

Premier Portfolio

A Special Joint Meeting (“Meeting”) of Shareholders of Premier Portfolio, an investment portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			3,612,350,908	21,254,066
	James T. Bunch			3,612,148,233	21,456,741
	Bruce L. Crockett			3,613,504,460	20,100,514
	Jack M. Fields			3,615,988,722	17,616,252
	Martin L. Flanagan			3,616,196,803	17,408,171
	Cynthia Hostetler			3,556,027,439	77,577,535
	Dr. Eli Jones			3,616,166,355	17,438,619
	Dr. Prema Mathai-Davis			3,555,792,517	77,812,457
	Teresa M. Ressel			3,556,049,504	77,555,470
	Dr. Larry Soll			3,612,339,776	21,265,198
	Ann Barnett Stern			3,555,845,896	77,759,078
	Raymond Stickel, Jr.			3,612,360,623	21,244,351
	Philip A. Taylor			3,616,201,566	17,403,408
	Robert C. Troccoli			3,614,220,538	19,384,436
	Christopher L. Wilson			3,616,000,045	17,604,929

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	3,022,600,423	287,756,915	6,111,499	317,136,137
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	604,954,360	42,588,840	1,735,892	18,166,181
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	646,792,958	724,031	1,762,103	18,166,181
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	646,581,811	950,203	1,747,078	18,166,181

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			144	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management).

Formerly: Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	144	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	144	Board member of the Illinois Manufacturers’ Association
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society; Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	144	Trustee, Evans Scholarship Foundation
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	144	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury; Chief Compliance Officer, Kaiser Permanente; Program Manager, Hewlett-Packard; Nuclear Engineering, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	144	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	144	None

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Christopher L. Wilson — 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Manager and Secretary, Invesco Indexing LLC

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc. CM-I-TST-AR-4 10172017 1246

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2017	Fees Billed for Services Rendered to the Registrant for fiscal year end 2016

Audit Fees	$54,075	$54,075
Audit-Related Fees(1)	$5,000	$6,000
Tax Fees(2)	$12,125	$12,125
All Other Fees	$0	$0

Total Fees	$71,200	$72,200

(g) PWC billed the Registrant aggregate non-audit fees of $17,125 for the fiscal year ended 2017, and $18,125 for the fiscal year ended 2016, for non-audit services rendered to the Registrant.

(1)

Audit-Related fees for the fiscal year end 2017 include fees billed for reviewing regulatory filings. Audit-Related fees for the fiscal year end 2016 include fees billed for reviewing regulatory filings.

(2)

Tax fees for the fiscal year end August 31, 2017 includes fees billed for reviewing tax returns and/or services related to tax compliance. Tax fees for fiscal year end August 31, 2016 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2017 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2016 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees	$635,000	$635,000
Tax Fees	$0	$0
All Other Fees	$1,857,000	$2,731,000

Total Fees(1)	$2,492,000	$3,366,000

(1)

Audit-Related fees for the year end 2017 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2016 include fees billed related to reviewing controls at a service organization.

All other fees for the year end 2017 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions. All other fees for the year end 2016 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $5,760,000 for the fiscal year ended August 31, 2017, and $5,633,000 for the fiscal year ended August 31, 2016, for non-audit services rendered to Invesco and Invesco Affiliates.

PWC provided audit services to the Investment Company complex of approximately $22 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;
•	Human resources;
•	Broker-dealer, investment adviser, or investment banking services ;
•	Legal services;
•	Expert services unrelated to the audit;
•	Any service or product provided for a contingent fee or a commission;
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
•	Tax services for persons in financial reporting oversight roles at the Fund; and
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services; and
•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.